Income Taxes - Reconciliation Between Statutory Income Tax Rate and Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. Statutory Tax Rate	35.00%	35.00%	35.00%
Increase Due to State and Local Taxes	4.80%	7.00%	6.00%
Rate Benefits as a Limited Liability Company/Flow Through	(5.90%)	(5.90%)	(4.20%)
Foreign Taxes	0.70%	1.50%	0.40%
Non-Deductible Expenses (1)	9.90%	19.90%	1.10%
Valuation Allowances	0.00%	0.00%	0.90%
Other Adjustments	(0.00%)	(0.30%)	(0.20%)
Effective Income Tax Rate	44.50%	57.20%	39.00%